Fair Value Measurement - Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Restricted time deposits	¥ 1,745,898	$ 273,969	¥ 1,779,458
Recurring Basis | Fair Value
Assets
Restricted time deposits	1,745,898		1,779,458
Loans at fair value	252,970		381,393
Total assets	1,998,868		2,160,851
Liabilities
Guarantee derivative liabilities	1,473,853		252,613
Total liabilities	1,473,853		252,613
Recurring Basis | Fair Value | Level 2 Inputs
Assets
Restricted time deposits	1,745,898		1,779,458
Total assets	1,745,898		1,779,458
Recurring Basis | Fair Value | Level 3 Inputs
Assets
Loans at fair value	252,970		381,393
Total assets	252,970		381,393
Liabilities
Guarantee derivative liabilities	1,473,853		252,613
Total liabilities	¥ 1,473,853		¥ 252,613